Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000012060
Average Annual Return [Line Items]
Average Annual Return, Percent	13.76%	37.86%	14.58%	12.38%
C000038163
Average Annual Return [Line Items]
Average Annual Return, Percent	12.70%	37.85%	15.24%	12.69%
C000012199
Average Annual Return [Line Items]
Average Annual Return, Percent	13.75%	37.84%	14.97%	12.55%
C000012048
Average Annual Return [Line Items]
Average Annual Return, Percent	3.96%	20.93%	11.56%	7.57%
C000012050
Average Annual Return [Line Items]
Average Annual Return, Percent	12.60%	35.79%	10.40%	11.48%
C000012194
Average Annual Return [Line Items]
Average Annual Return, Percent	3.50%	14.59%	12.45%	9.62%
C000012051
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.32%)	7.01%	13.22%	2.90%
C000012052
Average Annual Return [Line Items]
Average Annual Return, Percent	16.80%	50.49%	11.38%	11.38%
C000012053
Average Annual Return [Line Items]
Average Annual Return, Percent	17.91%	49.38%	12.17%	11.29%
C000012054
Average Annual Return [Line Items]
Average Annual Return, Percent	6.18%	20.77%	10.69%	9.62%
C000012055
Average Annual Return [Line Items]
Average Annual Return, Percent	11.31%	38.22%	11.86%	11.16%
C000012059
Average Annual Return [Line Items]
Average Annual Return, Percent	17.78%	45.86%	23.85%	20.39%
C000012061
Average Annual Return [Line Items]
Average Annual Return, Percent	8.35%	28.72%	9.29%	7.10%
C000012062
Average Annual Return [Line Items]
Average Annual Return, Percent	19.47%	38.93%	7.43%	9.01%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Total Market Index
Average Annual Return, Percent	13.84%	37.99%	14.51%	12.37%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
Average Annual Return, Percent	14.11%	38.40%	15.27%	12.95%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
Average Annual Return, Percent	14.11%	38.40%	15.27%	12.95%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.85%	37.86%	14.60%	12.44%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.85%	37.86%	14.60%	12.44%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.85%	37.86%	14.60%	12.44%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.85%	37.86%	14.60%	12.44%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Total Market Index
Average Annual Return, Percent	13.84%	37.99%	14.51%	12.37%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.85%	37.86%	14.60%	12.44%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.85%	37.86%	14.60%	12.44%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.85%	37.86%	14.60%	12.44%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.85%	37.86%	14.60%	12.44%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Total Market Index
Average Annual Return, Percent	13.84%	37.99%	14.51%	12.37%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.85%	37.86%	14.60%	12.44%
Dow Jones U.S. Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.87%	38.10%	14.79%	12.58%
MSCI KLD 400 Social Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI KLD 400 Social Index
Average Annual Return, Percent	12.84%	38.07%	15.50%	13.06%
MSCI USA Extended ESG Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended ESG Select Index
Average Annual Return, Percent	13.90%	38.10%	15.25%	12.93%
Russell 1000 Basic Materials RIC 22.5/45 Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Basic Materials RIC 22.5/45 Capped Index
Average Annual Return, Percent	4.15%	21.39%	11.99%	7.99%
Russell 1000 Consumer Discretionary RIC 22.5/45 Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index
Average Annual Return, Percent	12.80%	36.28%	10.81%	11.93%
Russell 1000 Consumer Staples RIC 22.5/45 Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Consumer Staples RIC 22.5/45 Capped Index
Average Annual Return, Percent	3.70%	15.03%	12.91%	10.07%
Russell 1000 Energy RIC 22.5/45 Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Energy RIC 22.5/45 Capped Index
Average Annual Return, Percent	(3.13%)	7.43%	13.67%	3.30%
Dow Jones U.S. Financial Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.01%	51.08%	11.81%	11.83%
Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index
Average Annual Return, Percent	18.13%	49.99%	12.63%	11.74%
Russell 1000 Health Care RIC 22.5/45 Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Health Care RIC 22.5/45 Capped Index
Average Annual Return, Percent	6.37%	21.22%	11.12%	10.05%
Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index
Average Annual Return, Percent	11.52%	38.75%	12.30%	11.63%
Russell 1000 Technology RIC 22.5/45 Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Technology RIC 22.5/45 Capped Index
Average Annual Return, Percent	18.03%	46.28%	24.31%	20.89%
S&P Transportation Select Industry FMC Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Transportation Select Industry FMC Capped Index
Average Annual Return, Percent	8.57%	29.23%	10.30%	7.73%
Russell 1000 Utilities RIC 22.5/45 Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Utilities RIC 22.5/45 Capped Index
Average Annual Return, Percent	19.71%	39.49%	7.84%	9.46%